Incorporated herein by reference is a supplement to the prospectus of MFS U.S. Government Money Market Portfolio, a series of MFS Variable Insurance Trust II (File No. 002-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 26, 2021 (SEC Accession No. 0001104659-21-028817).

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